Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Operating Leases
		Operating
		leases
		$’M
		_____________

2016	1	51.5
2017	1	40.8
2018	1	34.6
2019	1	30.2
2020		29.4
Thereafter	1	185.8
	111	_____________
		372.3
		_____________